T. ROWE PRICE Maryland Tax-Free Bond Fund
May 31, 2026 Unaudited

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.2%
DISTRICT OF COLUMBIA  3.2%
Washington Metropolitan Area Transit Auth., 5.00%, 7/1/43  3,660 3,712
Washington Metropolitan Area Transit Auth., Series A, 3.00%,
7/15/43  4,115 3,450
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/46  2,205 2,132
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/42  5,000 5,339
Washington Metropolitan Area Transit Auth., Series A, 5.50%,
7/15/51  14,635 15,602
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/42  13,750 13,957
Washington Metropolitan Area Transit Auth., Second Lien,
5.00%, 7/15/43  3,115 3,315
Washington Metropolitan Area Transit Auth., Second Lien,
Series A, 4.375%, 7/15/59  5,060 4,870
Washington Metropolitan Area Transit Auth., Second Lien,
Series A, 5.25%, 7/15/50  5,450 5,800
Washington Metropolitan Area Transit Auth., Second Lien,
Series A, 5.25%, 7/15/53  19,810 20,680
Washington Metropolitan Area Transit Auth., Second Lien,
Series A, 5.25%, 7/15/59  3,150 3,286
82,143
MARYLAND  90.5%
Annapolis, Series A, GO, 4.00%, 8/1/40  1,940 1,984
Annapolis, Series A, GO, 4.00%, 8/1/41  2,025 2,064
Annapolis, Series A, GO, 4.00%, 8/1/42  1,080 1,095
Annapolis, Series A, GO, 5.00%, 8/1/43  490 524
Annapolis, Series A, GO, 5.00%, 8/1/46  565 593
Annapolis, Series A, GO, 5.00%, 8/1/48  625 650
Annapolis, Series A, GO, 5.00%, 8/1/52  2,845 2,931
Anne Arundel County, GO, 5.00%, 10/1/37  3,150 3,169
Anne Arundel County, GO, 5.00%, 10/1/45  3,045 3,334
Anne Arundel County, GO, 5.00%, 10/1/47  4,955 5,316
Anne Arundel County Consolidated Special Taxing Dist.,
Villages of Dorchester & Farmington Village, 5.00%, 7/1/32  4,220 4,223
Anne Arundel County, Consolidated General Improvement, GO,
3.00%, 10/1/38  6,220 5,828
Anne Arundel County, Consolidated General Improvement, GO,
3.00%, 10/1/49  6,780 5,241
Anne Arundel County, Consolidated General Improvement, GO,
4.00%, 10/1/53  5,000 4,770

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/40  3,610 3,630
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/43  6,115 6,758
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/44  4,255 4,568
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/46  5,830 5,849
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/47  4,015 4,226
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/48  16,835 17,254
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/49  4,380 4,602
Anne Arundel County, Consolidated General Improvement,
Series 2018, GO, 5.00%, 10/1/47  3,500 3,540
Anne Arundel County, Consolidated General Improvement,
Series 2024, GO, 5.00%, 10/1/41  5,475 6,045
Anne Arundel County, Consolidated General Improvement,
Series B, GO, 5.00%, 10/1/39  2,775 3,140
Anne Arundel County, Consolidated General Improvement
Bonds, GO, 5.00%, 10/1/42  6,115 6,802
Anne Arundel County, Consolidated Water & Sewer, GO,
3.00%, 10/1/38  2,300 2,155
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 4/1/40  2,425 2,694
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 4/1/41  2,430 2,683
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 4/1/42  2,430 2,666
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 4/1/43  1,030 1,113
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 10/1/43  2,805 3,100
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 4/1/44  2,065 2,236
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 10/1/44  1,150 1,245
Anne Arundel County, Consolidated Water & Sewer, Series B,
GO, 5.00%, 10/1/39  1,275 1,443
Anne Arundel County, Consolidated Water & Sewer Bonds, GO,
5.00%, 10/1/42  2,810 3,126
Anne Arundel County, Sewer Improvements, GO, 5.00%,
10/1/43  10,830 10,880
Anne Arundel County, Villages at Two Rivers Project, Series R,
4.25%, 7/1/44 (1) 2,500 2,497

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Anne Arundel County, Villages at Two Rivers Project, Series R,
5.00%, 7/1/39 (1) 2,000 2,167
Anne Arundel County, Watershed at Laurel Project, 5.00%,
7/1/30 (1) 145 155
Anne Arundel County, Watershed at Laurel Project, 5.00%,
7/1/31 (1) 155 167
Anne Arundel County, Watershed at Laurel Project, 5.00%,
7/1/32 (1) 175 191
Anne Arundel County, Watershed at Laurel Project, 5.00%,
7/1/33 (1) 150 165
Anne Arundel County, Watershed at Laurel Project, 5.00%,
7/1/34 (1) 150 166
Anne Arundel County, Watershed at Laurel Project, 5.00%,
7/1/35 (1) 165 181
Anne Arundel County, Watershed at Laurel Project, 5.00%,
7/1/36 (1) 185 202
Anne Arundel County, Watershed at Laurel Project, 5.00%,
7/1/40 (1) 1,010 1,094
Anne Arundel County, Watershed at Laurel Project, 5.00%,
7/1/44 (1) 1,500 1,583
Baltimore City, Consolidated Tax Increment Fin., 5.00%,
6/15/26  375 375
Baltimore City, Consolidated Tax Increment Fin., 5.00%,
6/15/27  520 520
Baltimore City, Consolidated Tax Increment Fin., 5.00%,
6/15/28  1,215 1,216
Baltimore City, Consolidated Tax Increment Fin., 5.00%,
6/15/29  930 931
Baltimore City, Consolidated Tax Increment Fin., 5.00%,
6/15/30  515 515
Baltimore City, Consolidated Tax Increment Fin., 5.00%,
6/15/33  415 415
Baltimore City, East Baltimore Research Park, Series A, 4.50%,
9/1/33  1,120 1,126
Baltimore City, Harbor Point Project, 4.50%, 6/1/33  1,060 1,084
Baltimore City, Harbor Point Project, 4.75%, 6/1/31  2,025 2,026
Baltimore City, Harbor Point Project, 4.875%, 6/1/42  2,865 2,938
Baltimore City, Harbor Point Project, 5.00%, 6/1/36  3,800 3,802
Baltimore City, Harbor Point Project, 5.00%, 6/1/51  6,700 6,725
Baltimore City, Harbor Point Project, 5.125%, 6/1/43  11,230 11,233
Baltimore City, Harbor Point Project, Series A, 3.20%, 6/1/30 (2) 200 196
Baltimore City, Harbor Point Project, Series A, 3.25%, 6/1/31 (2) 220 215
Baltimore City, Harbor Point Project, Series A, 3.30%, 6/1/32 (2) 250 244
Baltimore City, Harbor Point Project, Series A, 3.35%, 6/1/33 (2) 270 262
Baltimore City, Harbor Point Project, Series A, 3.50%, 6/1/39 (2) 1,400 1,301

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Baltimore City, Harbor Point Project, Series A, 3.625%,
6/1/46 (2) 7,685 6,661
Baltimore City, Harbor Point Project, Series B, 3.55%, 6/1/34 (2) 325 313
Baltimore City, Harbor Point Project, Series B, 3.70%, 6/1/39 (2) 650 617
Baltimore City, Harbor Point Project, Series B, 3.875%,
6/1/46 (2) 1,020 912
Baltimore City, Water Project, Series A, 5.00%, 7/1/28 (3)(4) 155 158
Baltimore City, Wide Affordable Housing Program, 4.00%,
6/1/35 (2) 1,000 989
Baltimore City, Wide Affordable Housing Program, 5.00%,
6/1/45 (2) 1,825 1,845
Baltimore City, Wide Affordable Housing Program, 5.25%,
6/1/55 (2) 1,900 1,861
Baltimore County, Consolidated Public Improvement, GO,
3.00%, 3/1/38  3,000 2,832
Baltimore County, Consolidated Public Improvement, GO,
3.00%, 3/1/39  5,000 4,659
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/45  1,700 1,680
Baltimore County, Metropolitan Dist. 84th Issue, GO, 5.00%,
3/1/53  3,000 3,110
Baltimore County, Metropolitan Dist. 85th Issue, GO, 5.00%,
7/1/47  1,895 2,010
Baltimore County, Oak Crest Village, 4.00%, 1/1/39  545 545
Baltimore County, Oak Crest Village, 4.00%, 1/1/40  1,050 1,043
Baltimore County, Oak Crest Village, 4.00%, 1/1/45  1,750 1,632
Baltimore County, Oak Crest Village, 4.00%, 1/1/50  10,640 9,261
Baltimore County, Oak Crest Village, 5.00%, 1/1/27  1,155 1,157
Baltimore County, Oak Crest Village, 5.00%, 1/1/28  1,325 1,327
Baltimore County, Oak Crest Village, 5.00%, 1/1/29  1,035 1,036
Baltimore County, Oak Crest Village, 5.00%, 1/1/30  1,565 1,567
Baltimore County, Oak Crest Village, 5.00%, 1/1/37  8,345 8,352
Baltimore County, Riverwood Village, 4.00%, 1/1/34  850 862
Baltimore County, Riverwood Village, 4.00%, 1/1/35  1,065 1,077
Baltimore County, Riverwood Village, 4.00%, 1/1/37  1,490 1,498
Baltimore County, Riverwood Village, 4.00%, 1/1/40  1,790 1,780
Baltimore County, Riverwood Village, 4.00%, 1/1/45  10,920 10,183
Baltimore County, Riverwood Village, 4.00%, 1/1/50  11,545 10,049
Baltimore County, Riverwood Village, Series 2020, 4.00%,
1/1/36  500 504
Brunswick, Brunswick Crossing Special Taxing Dist., 4.00%,
7/1/29  795 797
Brunswick, Brunswick Crossing Special Taxing Dist., 5.00%,
7/1/36  1,547 1,574
Frederick County, Mount Saint Mary's Univ., 5.00%, 9/1/39 (2) 525 514

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Frederick County, Mount Saint Mary's Univ., 6.00%, 9/1/56 (2) 5,150 5,059
Frederick County, Mount Saint Mary's Univ., Series A, 5.00%,
9/1/37 (2) 1,000 992
Frederick County, Mount Saint Mary's Univ., Series A, 5.00%,
9/1/45 (2) 8,475 7,904
Frederick County, Public Facilities Project, Series A, GO,
1.875%, 10/1/38  8,755 6,807
Frederick County, Public Facilities Project, Series A, GO,
3.00%, 4/1/44  13,560 11,912
Frederick County, Public Facilities Project, Series A, GO,
4.00%, 4/1/42  5,780 5,846
Frederick County, Public Facilities Project, Series A, GO,
4.00%, 4/1/43  4,195 4,233
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/32  3,290 3,346
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/33  1,785 1,810
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/34  1,970 1,992
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/36  2,150 2,160
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/37  1,185 1,189
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/39  565 565
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/40  1,135 1,127
Frederick County, Urbana Community Dev. Auth., Series A,
5.00%, 7/1/27  1,530 1,565
Frederick County, Urbana Community Dev. Auth., Series A,
5.00%, 7/1/28  2,605 2,703
Frederick County, Urbana Community Dev. Auth., Series A,
5.00%, 7/1/29  2,515 2,643
Frederick County, Urbana Community Dev. Auth., Series C,
4.00%, 7/1/50 (2) 6,700 5,948
Gaithersburg, Asbury Obligated Group, 4.50%, 1/1/42  5,000 5,000
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  1,255 1,273
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36  10,215 10,335
Gaithersburg, Asbury Obligated Group, Series B, 5.00%, 1/1/27  1,080 1,084
Harford County, Consolidated Public Improvement, GO, 3.20%,
9/15/37  2,375 2,285
Howard County Housing Commission, Columbia Landing
Apartments, Series A, 1.60%, 6/1/29  5,000 4,678
Howard County Housing Commission, Gateway Village Apts,
4.00%, 6/1/46  6,350 6,037

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Howard County Housing Commission, Orchard Meadows
Apartments, 4.125%, 12/1/43  15,515 15,318
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/29  1,055 1,087
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/30  1,035 1,066
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/31  750 771
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/32  550 565
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/37  7,350 7,462
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/42  14,005 14,186
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/46  10,000 10,077
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/28  365 377
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/29  410 430
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/30  455 484
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/31  510 550
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/32  560 608
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/33  615 666
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/34  475 513
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/35  735 792
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/36  800 860
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/37  470 504
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/38  500 535
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/39  500 533
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/44  2,260 2,363
Howard County, Consolidated Public Improvement, Series A,
GO, 1.75%, 8/15/36  7,875 6,379
Howard County, Consolidated Public Improvement, Series A,
GO, 2.00%, 8/15/34  525 455

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Howard County, Downtown Columbia Project, Series A, 4.00%,
2/15/28 (2) 245 245
Howard County, Downtown Columbia Project, Series A,
4.125%, 2/15/34 (2) 1,250 1,250
Howard County, Downtown Columbia Project, Series A,
4.375%, 2/15/39 (2) 1,000 1,000
Howard County, Downtown Columbia Project, Series A, 4.50%,
2/15/47 (2) 2,950 2,807
Howard County, Metropolitan District Project, Series B, GO,
3.00%, 8/15/49  1,310 1,015
Howard County, Metropolitan District Project, Series C, GO,
3.375%, 2/15/41  1,000 945
Howard County, Patuxent Square Apts, VRDN, 4.75%, 10/1/36
(Tender 4/1/29) (5) 1,825 1,830
Hyattsville, GO, 5.00%, 1/1/28  360 363
Hyattsville, GO, 5.00%, 1/1/29  375 378
Hyattsville, GO, 5.00%, 1/1/30  395 398
Hyattsville, GO, 5.00%, 1/1/31  415 418
Hyattsville, GO, 5.00%, 1/1/32  435 438
Hyattsville, GO, 5.00%, 1/1/33  455 458
Hyattsville, GO, 5.00%, 1/1/34  480 483
Hyattsville, GO, 5.00%, 1/1/35  505 508
Hyattsville, GO, 5.00%, 1/1/36  530 533
Hyattsville, GO, 5.00%, 1/1/37  555 558
Hyattsville, GO, 5.00%, 1/1/38  585 588
Hyattsville, GO, 5.00%, 1/1/44  2,100 2,104
Hyattsville, GO, 5.00%, 1/1/49  3,530 3,462
Maryland, Series A, GO, 5.00%, 6/1/39  10,000 11,290
Maryland CDA, 4.65%, 9/1/37  6,000 6,205
Maryland CDA, 4.95%, 9/1/42  4,500 4,718
Maryland CDA, 6.00%, 3/1/53  5,300 5,635
Maryland CDA, Series A, 3.00%, 9/1/51  11,845 11,703
Maryland CDA, Series A, 3.375%, 9/1/34  1,515 1,496
Maryland CDA, Series A, 3.75%, 3/1/50  6,560 6,561
Maryland CDA, Series A, 4.50%, 9/1/48  3,205 3,246
Maryland CDA, Series A, 4.70%, 3/1/46  2,650 2,658
Maryland CDA, Series A, 5.00%, 9/1/52  3,155 3,266
Maryland CDA, Series A-1, 4.45%, 4/1/44  820 833
Maryland CDA, Series B, 3.00%, 9/1/51  27,235 26,825
Maryland CDA, Series B, 3.20%, 9/1/39  10,000 9,169
Maryland CDA, Series B, 4.00%, 9/1/49  2,005 2,010
Maryland CDA, Series B, 4.35%, 7/1/43  7,500 7,515
Maryland CDA, Series B, 4.50%, 9/1/48 (5) 2,545 2,568
Maryland CDA, Series C, 2.60%, 1/1/42  2,155 1,712

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland CDA, Series C, 2.95%, 7/1/56  2,115 1,440
Maryland CDA, Series C, 3.00%, 9/1/51  1,240 1,221
Maryland CDA, Series C, 3.50%, 3/1/50  3,525 3,514
Maryland CDA, Series C, 4.20%, 4/1/42  4,250 4,255
Maryland CDA, Series C, 4.55%, 7/1/43  4,150 4,235
Maryland CDA, Series C, 4.75%, 12/1/46  4,415 4,437
Maryland CDA, Series C, 5.00%, 9/1/26  375 377
Maryland CDA, Series C, 5.00%, 3/1/30  1,040 1,089
Maryland CDA, Series C, 5.00%, 3/1/31  1,500 1,583
Maryland CDA, Series C, 5.15%, 7/1/42  2,500 2,674
Maryland CDA, Series C, 5.75%, 9/1/54  5,400 5,715
Maryland CDA, Series C-1, 5.05%, 2/1/46  8,275 8,705
Maryland CDA, Series F, 5.00%, 7/1/48  980 980
Maryland CDA, Series F-1, 4.85%, 6/1/46  6,375 6,545
Maryland CDA Local Government Infrastructure, Series A-1,
5.00%, 6/1/38  1,115 1,218
Maryland CDA Local Government Infrastructure, Series A-1,
5.00%, 6/1/43  1,500 1,599
Maryland CDA Local Government Infrastructure, Series A-1,
5.00%, 6/1/46  1,315 1,399
Maryland CDA Local Government Infrastructure, Series A-1,
5.00%, 6/1/51  2,530 2,626
Maryland CDA Local Government Infrastructure, Series A-2,
5.00%, 6/1/46  905 956
Maryland CDA Local Government Infrastructure, Series A-2,
5.00%, 6/1/51  2,010 2,073
Maryland CDA, Glen Manor Apts, Series G, 4.70%, 1/1/31  4,950 4,955
Maryland CDA, Villages at Marley Station, Series D-1, 4.35%,
2/1/44  11,835 11,695
Maryland CDA, Villages at Marley Station, Series D-2, 3.30%,
1/1/29  7,570 7,655
Maryland Dept. of Housing & Community Dev., Series A,
4.50%, 9/1/45  11,980 11,908
Maryland Dept. of Housing & Community Dev., Series A,
4.55%, 9/1/44  1,500 1,495
Maryland Dept. of Housing & Community Dev., Series A,
4.65%, 7/1/46  4,850 4,868
Maryland Dept. of Housing & Community Dev., Series A,
6.25%, 9/1/55  11,590 12,813
Maryland Dept. of Housing & Community Dev., Series A,
6.25%, 3/1/56  4,500 5,029
Maryland Dept. of Housing & Community Dev., Series A-1,
4.00%, 6/1/54  1,600 1,452
Maryland Dept. of Housing & Community Dev., Series A-1,
5.00%, 6/1/38  1,015 1,120

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Dept. of Housing & Community Dev., Series A-1,
5.00%, 6/1/39  1,050 1,150
Maryland Dept. of Housing & Community Dev., Series A-1,
5.00%, 6/1/44  3,975 4,234
Maryland Dept. of Housing & Community Dev., Series A-1,
5.50%, 6/1/49  2,150 2,319
Maryland Dept. of Housing & Community Dev., Series A-2,
4.25%, 6/1/54  1,300 1,219
Maryland Dept. of Housing & Community Dev., Series A-2,
5.00%, 6/1/38  440 485
Maryland Dept. of Housing & Community Dev., Series A-2,
5.00%, 6/1/39  455 498
Maryland Dept. of Housing & Community Dev., Series A-2,
5.00%, 6/1/40  855 937
Maryland Dept. of Housing & Community Dev., Series A-2,
5.00%, 6/1/44  2,130 2,269
Maryland Dept. of Housing & Community Dev., Series A-2,
5.00%, 6/1/45  1,240 1,309
Maryland Dept. of Housing & Community Dev., Series A-2,
5.50%, 6/1/49  1,000 1,077
Maryland Dept. of Housing & Community Dev., Series B,
4.70%, 7/1/46  13,000 13,041
Maryland Dept. of Housing & Community Dev., Series B,
4.70%, 9/1/46  6,000 6,017
Maryland Dept. of Housing & Community Dev., Series C,
4.70%, 7/1/40  1,010 1,049
Maryland Dept. of Housing & Community Dev., Series C,
4.75%, 9/1/40  1,610 1,671
Maryland Dept. of Housing & Community Dev., Series C,
4.95%, 7/1/45  2,050 2,110
Maryland Dept. of Housing & Community Dev., Series C,
5.50%, 3/1/56  6,495 6,982
Maryland Dept. of Housing & Community Dev., Series C,
6.25%, 9/1/55  4,400 4,888
Maryland Dept. of Housing & Community Dev., Series D,
4.45%, 7/1/44  2,440 2,447
Maryland Dept. of Housing & Community Dev., Series G,
6.25%, 9/1/56  2,000 2,260
Maryland Dept. of Housing & Community Dev., Hopkins Village
Apartments, Series D, 4.80%, 7/1/42  16,285 17,046
Maryland Dept. of Housing & Community Dev., Local
Government Infrastructure, Series A-1, 5.00%, 6/1/40  1,975 2,165
Maryland Dept. of Housing & Community Dev., Local
Government Infrastructure, Series A-1, 5.00%, 6/1/45  2,470 2,607
Maryland DOT, 2.50%, 10/1/33  5,100 4,757
Maryland DOT, 3.00%, 5/1/31  500 500

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland DOT, Series A, 2.125%, 10/1/36  1,700 1,438
Maryland DOT, Series A, 5.25%, 8/1/40 (1)(5) 1,250 1,377
Maryland DOT, Series A, 5.25%, 8/1/43 (1)(5) 1,500 1,627
Maryland DOT, Series A, 5.25%, 8/1/49 (1)(5) 3,400 3,545
Maryland DOT, Series A, 5.25%, 8/1/54 (1)(5) 10,000 10,340
Maryland DOT, Series B, 4.00%, 8/1/37 (5) 1,500 1,501
Maryland DOT, Series B, 4.00%, 8/1/38 (5) 1,500 1,496
Maryland DOT, Series B, 4.00%, 8/1/39 (5) 4,180 4,123
Maryland DOT, Series B, 4.00%, 8/1/40 (5) 5,925 5,776
Maryland DOT, Series B, 4.00%, 10/1/40  10,000 10,159
Maryland DOT, Series B, 4.00%, 8/1/41 (5) 1,600 1,541
Maryland DOT, Series B, 4.00%, 8/1/51 (5) 13,540 12,066
Maryland DOT, Series B, 5.00%, 8/1/32 (5) 1,420 1,536
Maryland DOT, Series B, 5.00%, 8/1/46 (5) 3,905 3,987
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/34 (5) 1,000 1,074
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/35 (5) 1,000 1,070
Maryland Economic Dev., Air Cargo Obligated Group, 4.00%,
7/1/39 (5) 3,710 3,577
Maryland Economic Dev., Air Cargo Obligated Group, 4.00%,
7/1/44 (5) 4,800 4,359
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/26 (5) 690 691
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/28 (5) 375 387
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/29 (5) 385 403
Maryland Economic Dev., Annapolis Mobility & Resilience
Project, 5.00%, 12/31/37  4,390 4,671
Maryland Economic Dev., Annapolis Mobility & Resilience
Project, 5.00%, 12/31/42  3,970 4,113
Maryland Economic Dev., Annapolis Mobility & Resilience
Project, 5.25%, 12/31/47  5,940 6,126
Maryland Economic Dev., Annapolis Mobility & Resilience
Project, 5.25%, 6/30/53  2,925 2,984
Maryland Economic Dev., Baltimore City Project, Series A,
5.00%, 6/1/58  2,500 2,513
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/28  785 789
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/29  815 820
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/30  845 850
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/31  880 883

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/32  815 814
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/34  765 753
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/35  260 254
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/40  3,585 3,378
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/50  10,860 9,134
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/29 (2) 1,280 1,281
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/33 (2) 2,000 2,001
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
7/1/55  12,990 12,480
Maryland Economic Dev., College Park Leonardtown Project,
5.00%, 7/1/41 (1) 2,595 2,751
Maryland Economic Dev., College Park Leonardtown Project,
5.00%, 7/1/42 (1) 2,935 3,095
Maryland Economic Dev., College Park Leonardtown Project,
5.00%, 7/1/43 (1) 2,465 2,589
Maryland Economic Dev., College Park Leonardtown Project,
5.00%, 7/1/44 (1) 2,245 2,343
Maryland Economic Dev., College Park Leonardtown Project,
5.00%, 7/1/54 (1) 6,575 6,643
Maryland Economic Dev., College Park Leonardtown Project,
5.125%, 7/1/59 (1) 9,925 10,037
Maryland Economic Dev., College Park Leonardtown Project,
5.25%, 7/1/64 (1) 6,055 6,208
Maryland Economic Dev., Constellation Energy Group,
Series B, VRDN, 4.10%, 10/1/36 (Tender 4/3/28)  5,000 5,109
Maryland Economic Dev., Core Natural Resources Project,
VRDN, 5.00%, 7/1/48 (Tender 3/27/35) (2) 10,615 11,354
Maryland Economic Dev., MD Dept. of Health Headquarters
Project, Series A, 5.00%, 6/1/43  2,190 2,385
Maryland Economic Dev., MD Dept. of Health Headquarters
Project, Series A, 5.00%, 6/1/44  8,310 8,973
Maryland Economic Dev., MD Dept. of Health Headquarters
Project, Series A, 5.00%, 6/1/52  2,500 2,585
Maryland Economic Dev., MD Dept. of Health Headquarters
Project, Series B, 5.00%, 6/1/43  1,370 1,492
Maryland Economic Dev., MD Dept. of Health Headquarters
Project, Series B, 5.00%, 6/1/44  1,440 1,555
Maryland Economic Dev., MD Dept. of Health Headquarters
Project, Series B, 5.00%, 6/1/52  5,000 5,169

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Morgan State Univ. Harper-Tubman
Project, Series A, 5.00%, 7/1/45 (1) 1,850 1,948
Maryland Economic Dev., Morgan State Univ. Harper-Tubman
Project, Series A, 5.00%, 7/1/55 (1) 11,800 11,969
Maryland Economic Dev., Morgan State Univ. Harper-Tubman
Project, Series A, 5.00%, 7/1/60 (1) 3,595 3,624
Maryland Economic Dev., Morgan State Univ. Harper-Tubman
Project, Series A, 5.75%, 7/1/64 (1) 4,360 4,723
Maryland Economic Dev., Morgan State Univ. O'Connell
Project, Series A, 5.00%, 7/1/46 (1) 2,240 2,355
Maryland Economic Dev., Morgan State Univ. O'Connell
Project, Series A, 5.25%, 7/1/51 (1) 3,340 3,496
Maryland Economic Dev., Morgan State Univ. O'Connell
Project, Series A, 5.25%, 7/1/56 (1) 8,000 8,305
Maryland Economic Dev., Morgan State Univ. O'Connell
Project, Series A, 5.25%, 7/1/61 (1) 6,780 7,011
Maryland Economic Dev., Morgan State Univ. Project, 4.00%,
7/1/40  6,170 5,944
Maryland Economic Dev., Morgan State Univ. Project, 4.25%,
7/1/50  5,050 4,505
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/26  600 601
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/27  665 677
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/28  490 506
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/29  810 848
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/30  1,095 1,160
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/31  1,000 1,067
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/32  1,805 1,938
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/34  2,500 2,657
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/50  11,970 11,858
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/56  18,100 17,825
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.25%, 7/1/29  295 311
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.25%, 7/1/30  670 716
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.25%, 7/1/31  585 631

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.25%, 7/1/32  500 544
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.25%, 7/1/33  545 589
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.375%, 7/1/38  1,220 1,309
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.75%, 7/1/53  8,440 8,844
Maryland Economic Dev., Morgan State Univ. Project, Series A,
6.00%, 7/1/58  9,000 9,525
Maryland Economic Dev., Port Covington Project, 4.00%,
9/1/50  3,100 2,592
Maryland Economic Dev., Purple Line Light Rail Project,
Series A, 5.00%, 11/12/28 (5) 8,355 8,369
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.00%, 6/30/39 (5) 415 431
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.00%, 6/30/40 (5) 1,750 1,809
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.00%, 6/30/41 (5) 2,850 2,935
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.00%, 12/31/41 (5) 2,500 2,575
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.25%, 6/30/47 (5) 5,110 5,154
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.25%, 6/30/52 (5) 4,600 4,608
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.25%, 6/30/55 (5) 29,230 29,253
Maryland Economic Dev., Salisbury Univ. Project, 5.00%,
6/1/27  270 270
Maryland Economic Dev., Salisbury Univ. Project, 5.00%,
6/1/30  805 805
Maryland Economic Dev., Salisbury Univ. Project, 5.00%,
6/1/34  1,030 1,030
Maryland Economic Dev., Seagirt Marine Terminal Project,
5.00%, 6/1/44 (5) 6,400 6,504
Maryland Economic Dev., Seagirt Marine Terminal Project,
5.00%, 6/1/49 (5) 10,855 10,917
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/27  1,280 1,281
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/28  175 177
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/29  1,775 1,777
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/30  325 329
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/31  675 683
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/32  650 657
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/36  2,125 2,140
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/37  3,000 3,001

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Towson Univ. Project, Series 2017,
5.00%, 7/1/27  185 188
Maryland Economic Dev., Towson Univ. Project, Series 2017,
5.00%, 7/1/29  215 218
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/29  500 518
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/30  1,515 1,568
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/31  4,850 5,012
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/32  2,750 2,837
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/35  8,920 9,161
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/26 (1) 505 505
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/27 (1) 800 801
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/28 (1) 525 526
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/29 (1) 560 561
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/30 (1) 1,325 1,327
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/31 (1) 705 706
Maryland Economic Dev., Univ. of Maryland College Park
Project, 4.00%, 6/1/26 (1) 1,815 1,815
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/27 (1) 2,345 2,348
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/28 (1) 3,405 3,411
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/29 (1) 3,100 3,105
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/30 (1) 4,305 4,312
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/31 (1) 4,020 4,026
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/35 (1) 15,010 15,029
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/43 (1) 6,910 6,915
Maryland Economic Dev., Univ. Village at Sheppard Pratt,
5.00%, 7/1/27  1,285 1,285
Maryland Economic Dev., Univ. Village at Sheppard Pratt,
5.00%, 7/1/33  5,065 5,065

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, 5.875%, 7/1/43 (2) 2,000 2,057
Maryland HHEFA, 6.125%, 7/1/53 (2) 3,745 3,806
Maryland HHEFA, 6.25%, 7/1/63 (2) 7,000 7,118
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/30  655 665
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/27  520 525
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/28  375 384
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/29  580 602
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/30  555 582
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/36  2,340 2,435
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/36  1,540 1,553
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/46  31,575 31,785
Maryland HHEFA, Adventist Healthcare, Series B, 4.00%,
1/1/51  525 441
Maryland HHEFA, Andrews Public Charter, 5.50%, 5/1/42 (2) 820 800
Maryland HHEFA, Andrews Public Charter, 5.50%, 5/1/52 (2) 1,500 1,352
Maryland HHEFA, Broadmead, Series A, 4.00%, 7/1/35  425 428
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/26  780 781
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/28  205 211
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/29  1,000 1,031
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/31  530 546
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/32  1,000 1,030
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/38  2,870 2,934
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/43  2,800 2,841
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/48  3,100 3,116
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/27  1,200 1,202
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/28  605 606
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/36  1,835 1,837
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/45  14,760 14,767
Maryland HHEFA, Doctors Community Hosp., Series A, 5.00%,
7/1/38  2,625 2,655
Maryland HHEFA, Edenwald Issue, 5.25%, 1/1/37  20,470 20,480
Maryland HHEFA, Edenwald Issue, Retirement Fac., 4.00%,
1/1/29  1,515 1,515
Maryland HHEFA, Edenwald Issue, Retirement Fac., 4.125%,
1/1/30  1,000 1,000
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%,
1/1/27  1,920 1,921
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%,
1/1/28  2,070 2,071

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Frederick Health System, 4.00%, 7/1/50  11,750 9,902
Maryland HHEFA, Frederick Health System, 5.00%, 7/1/33 (1) 920 1,024
Maryland HHEFA, Frederick Health System, 5.00%, 7/1/48  3,495 3,505
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
2.50%, 7/1/51  4,070 2,567
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
3.00%, 7/1/46  13,710 10,849
Maryland HHEFA, Green Street Academy, Series A, 5.00%,
7/1/27 (2) 140 141
Maryland HHEFA, Green Street Academy, Series A, 5.125%,
7/1/37 (2) 1,265 1,270
Maryland HHEFA, Green Street Academy, Series A, 5.25%,
7/1/47 (2) 1,800 1,786
Maryland HHEFA, Green Street Academy, Series A, 5.375%,
7/1/52 (2) 3,060 2,989
Maryland HHEFA, Helix Health Issue, 5.00%, 7/1/27 (4)(6) 3,605 3,641
Maryland HHEFA, Johns Hopkins Health System, Series A,
5.25%, 5/15/55  6,440 6,781
Maryland HHEFA, Johns Hopkins Health System, Series A,
VRDN, 2.75%, 6/1/48  8,100 8,100
Maryland HHEFA, Johns Hopkins Health System, Series B,
VRDN, 2.75%, 6/1/46  9,310 9,310
Maryland HHEFA, Johns Hopkins Health System, Series C,
VRDN, 1.52%, 6/1/42  4,000 4,000
Maryland HHEFA, Johns Hopkins Medical Institution, 5.50%,
7/1/26 (6) 525 529
Maryland HHEFA, Johns Hopkins Medical Institution, Series A,
5.00%, 5/15/37  5,000 5,004
Maryland HHEFA, Johns Hopkins Medical Institution, Series B,
4.60%, 7/1/38 (6) 1,145 1,154
Maryland HHEFA, Johns Hopkins Univ., Series B, 4.25%,
7/1/41  18,475 18,476
Maryland HHEFA, Johns Hopkins Univ., Series B, 5.00%,
7/1/38  6,590 6,593
Maryland HHEFA, Kennedy Krieger Issue, Series A, 5.25%,
7/1/42  775 831
Maryland HHEFA, Kennedy Krieger Issue, Series A, 5.25%,
7/1/43  990 1,055
Maryland HHEFA, Kennedy Krieger Issue, Series A, 5.25%,
7/1/44  750 793
Maryland HHEFA, Kennedy Krieger Issue, Series A, 5.25%,
7/1/45  1,100 1,155
Maryland HHEFA, Kennedy Krieger Issue, Series A, 5.25%,
7/1/46  2,495 2,611
Maryland HHEFA, Kennedy Krieger Issue, Series A, 5.25%,
7/1/51  10,000 10,333

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Kennedy Krieger Issue, Series A, 5.50%,
7/1/56  8,585 8,979
Maryland HHEFA, Lifebridge Health, 4.00%, 7/1/42  1,330 1,290
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/44  2,000 2,016
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/49  7,335 7,512
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/31  1,060 1,062
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/32  1,210 1,212
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/33  1,175 1,177
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/54  5,125 5,212
Maryland HHEFA, LifeBridge Health, 5.25%, 7/1/54  3,490 3,638
Maryland HHEFA, LifeBridge Health, Series 2017, 5.00%,
7/1/33  1,015 1,035
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/39  5,505 5,505
Maryland HHEFA, Medlantic/Helix Issue, Series A, 5.25%,
8/15/38 (1) 8,460 9,498
Maryland HHEFA, Medlantic/Helix Issue, Series B, 5.25%,
8/15/38 (6) 16,995 18,983
Maryland HHEFA, MedStar Health, Series A, 3.75%, 5/15/47  1,345 1,158
Maryland HHEFA, MedStar Health, Series A, 4.00%, 5/15/47  14,645 13,431
Maryland HHEFA, MedStar Health, Series A, 4.00%, 5/15/47 (7) 445 414
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/27  4,005 4,009
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/38  3,250 3,612
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/39  2,250 2,487
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/40  2,250 2,473
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/41  740 809
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/42  10,650 10,759
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/45  13,530 13,624
Maryland HHEFA, MedStar Health, Series A, 5.25%, 8/15/51  11,635 12,134
Maryland HHEFA, MedStar Health, Series A, 5.25%, 8/15/54  10,500 10,892
Maryland HHEFA, MedStar Health, Series C, 5.00%, 8/15/39  3,000 3,316
Maryland HHEFA, MedStar Health, Series C, 5.00%, 8/15/40  3,750 4,121
Maryland HHEFA, MedStar Health, Series C, 5.00%, 8/15/41  3,095 3,385
Maryland HHEFA, MedStar Health, Series C, 5.00%, 8/15/42  4,000 4,339
Maryland HHEFA, Mercy Medical Center, Series A, 4.00%,
7/1/42  1,795 1,742
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/32  1,830 1,832
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/33  1,000 1,001
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/34  1,200 1,201
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/35  4,930 4,935
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/36  3,200 3,203

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/38  9,060 9,068
Maryland HHEFA, Meritus Health, 5.00%, 7/1/41 (1) 6,135 6,734
Maryland HHEFA, Meritus Health, 5.00%, 7/1/42 (1) 6,250 6,817
Maryland HHEFA, Meritus Health, 5.00%, 7/1/43 (1) 2,575 2,791
Maryland HHEFA, Meritus Health, 5.00%, 7/1/44 (1) 4,970 5,341
Maryland HHEFA, Meritus Health, 5.00%, 7/1/45 (1) 5,000 5,329
Maryland HHEFA, Meritus Health, 5.00%, 7/1/46 (1) 6,245 6,602
Maryland HHEFA, Meritus Health, 5.00%, 7/1/55 (1) 5,130 5,206
Maryland HHEFA, Meritus Health, 5.25%, 7/1/50  13,945 14,474
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/34  1,000 1,044
Maryland HHEFA, Peninsula Regional Health System, Series A,
4.00%, 7/1/48  1,910 1,704
Maryland HHEFA, Saint John's College, 4.00%, 10/1/40  1,000 964
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/35  1,700 1,683
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/36  500 492
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/37  2,970 2,906
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/39  2,490 2,396
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/40  740 699
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/41  1,375 1,284
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/29  1,125 1,170
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/31  1,255 1,327
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/33  1,375 1,442
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/34  1,095 1,089
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/38  890 864
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/46  8,125 7,348
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/51  12,845 11,099
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/55  11,715 9,877
Maryland HHEFA, Stevenson Univ. Project, Series A, 5.00%,
6/1/32  850 895
Maryland HHEFA, Tidalhealth Issue, Series C, 5.00%,
7/1/40 (1) 200 219
Maryland HHEFA, Tidalhealth Issue, Series C, 5.00%,
7/1/41 (1) 200 218
Maryland HHEFA, Tidalhealth Issue, Series C, 5.00%,
7/1/42 (1) 200 217
Maryland HHEFA, Tidalhealth Issue, Series C, 5.00%,
7/1/43 (1) 1,250 1,347

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Tidalhealth Issue, Series C, 5.00%,
7/1/44 (1) 700 748
Maryland HHEFA, Tidalhealth Issue, Series C, 5.00%,
7/1/45 (1) 750 796
Maryland HHEFA, Tidalhealth Issue, Series C, 5.50%,
7/1/55 (1) 14,900 15,879
Maryland HHEFA, Univ. of Maryland Medical System, 4.00%,
7/1/48 (7) 1,640 1,503
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/33  5,305 5,309
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/34  2,910 2,912
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/35  2,100 2,101
Maryland HHEFA, Univ. of Maryland Medical System, Series A,
5.00%, 7/1/41  1,500 1,638
Maryland HHEFA, Univ. of Maryland Medical System, Series A,
5.00%, 7/1/42  1,175 1,274
Maryland HHEFA, Univ. of Maryland Medical System, Series A,
5.25%, 7/1/52  6,025 6,290
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
5.00%, 7/1/34  500 509
Maryland HHEFA, Univ. of Maryland Medical System,
Series B-2, VRDN, 5.00%, 7/1/45 (Tender 7/1/27)  4,665 4,719
Maryland HHEFA, Univ. of Maryland Medical System, Series D,
4.00%, 7/1/48  3,650 3,284
Maryland HHEFA, Univ. of Maryland Medical System, Series D,
VRDN, 2.80%, 7/1/41  5,205 5,205
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/35  1,135 1,174
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/50 (1) 41,760 44,436
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series B, 5.00%, 5/1/47 (1) 13,590 14,787
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Unrefunded Balance, Series A,
5.00%, 5/1/47  9,175 9,284
Maryland Stadium Auth., Built to Learn Revenue, 2.75%, 6/1/51  1,980 1,359
Maryland Stadium Auth., Built to Learn Revenue, 5.00%, 6/1/43  1,000 1,081
Maryland Stadium Auth., Built to Learn Revenue, 5.00%, 6/1/45  2,000 2,130
Maryland Stadium Auth., Built to Learn Revenue, 5.00%, 6/1/54  6,995 7,218
Maryland Stadium Auth., Built to Learn Revenue, 5.25%, 6/1/51  1,500 1,578
Maryland Stadium Auth., Built to Learn Revenue, Series A,
4.00%, 6/1/41  3,980 4,003
Maryland Stadium Auth., Built to Learn Revenue, Series A,
4.00%, 6/1/47  8,980 8,463

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Stadium Auth., Built to Learn Revenue, Series A,
4.00%, 6/1/52  12,175 11,061
Maryland Transportation Auth., Series A, 2.50%, 7/1/47  4,915 3,515
Maryland Transportation Auth., Series A, 3.00%, 7/1/40  400 351
Maryland Transportation Auth., Series A, 3.00%, 7/1/47  10,775 8,492
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 4.00%, 6/1/35 (5) 1,000 1,002
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 5.00%, 6/1/26 (5) 2,820 2,820
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 5.00%, 6/1/27 (5) 2,965 2,966
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 5.00%, 6/1/32 (5) 1,125 1,175
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, Series 2012A, 5.00%, 6/1/28 (5) 3,110 3,113
Maryland Transportation Auth., Transportation Fac. Project,
4.00%, 7/1/45  8,170 8,113
Maryland Transportation Auth., Transportation Fac. Project,
4.00%, 7/1/50  5,755 5,385
Maryland Transportation Auth., Transportation Fac. Project,
Series A, 5.00%, 7/1/40  2,500 2,777
Maryland Transportation Auth., Transportation Fac. Project,
Series A, 5.00%, 7/1/42  4,935 5,415
Montgomery County, Series A, GO, 3.00%, 11/1/37  7,365 6,922
Montgomery County, Series A, GO, 4.00%, 8/1/38  3,070 3,132
Montgomery County, Series A, GO, 4.00%, 8/1/39  4,000 4,067
Montgomery County, Series A, GO, 4.00%, 8/1/40  1,175 1,191
Montgomery County, Series A, GO, 4.00%, 10/1/40  13,650 13,887
Montgomery County, Series A, GO, 4.00%, 8/1/41  9,000 9,189
Montgomery County, Series E, GO, VRDN, 2.70%, 11/1/37  4,770 4,770
Montgomery County Housing Opportunities Commission,
Series A, 3.00%, 1/1/50  5,645 5,558
Montgomery County Housing Opportunities Commission,
Series A, 3.85%, 7/1/34  5,000 5,111
Montgomery County Housing Opportunities Commission,
Series A, 4.00%, 7/1/46  35 35
Montgomery County Housing Opportunities Commission,
Series A, 4.50%, 7/1/46  5,840 5,832
Montgomery County Housing Opportunities Commission,
Series A, 4.80%, 7/1/49  5,000 5,037
Montgomery County Housing Opportunities Commission,
Series A, 4.90%, 7/1/55  4,735 4,765
Montgomery County Housing Opportunities Commission,
Series A, 5.00%, 7/1/52  3,600 3,710

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Montgomery County Housing Opportunities Commission,
Series A, 5.15%, 7/1/45  1,140 1,182
Montgomery County Housing Opportunities Commission,
Series A, 5.75%, 7/1/54  7,135 7,653
Montgomery County Housing Opportunities Commission,
Series A, 5.75%, 7/1/56  4,995 5,426
Montgomery County Housing Opportunities Commission,
Series C, 2.85%, 1/1/51 (1) 34,785 24,477
Montgomery County Housing Opportunities Commission,
Series C, 5.00%, 1/1/35  490 552
Montgomery County Housing Opportunities Commission,
Series C, 5.00%, 1/1/36  485 544
Montgomery County Housing Opportunities Commission,
Series C, 5.00%, 1/1/37  555 619
Montgomery County Housing Opportunities Commission,
Series C, 5.00%, 1/1/38  485 538
Montgomery County Housing Opportunities Commission,
Series C, 5.50%, 1/1/48  2,975 3,234
Montgomery County Housing Opportunities Commission,
Series C, 5.75%, 1/1/58  5,335 5,771
Montgomery County Housing Opportunities Commission,
Series C, 5.75%, 1/1/63  8,300 8,978
Montgomery County Housing Opportunities Commission,
Series C, 5.75%, 1/1/66  11,040 11,941
Montgomery County Housing Opportunities Commission,
Sustainable Bond, Series A, VRDN, 2.80%, 1/1/63  800 800
Montgomery County, Consolidated Public Improvement,
Series A, GO, 3.75%, 11/1/38  1,110 1,113
Montgomery County, Consolidated Public Improvement Project,
Series A, GO, 2.00%, 8/1/41  5,000 3,700
Montgomery County, Friends House Retirement Community,
Series A, 5.375%, 7/1/48  3,500 3,150
Montgomery County, Trinity Healthcare, 4.00%, 12/1/44  22,305 21,384
Montgomery County, Trinity Healthcare, 5.00%, 12/1/44  5,000 5,006
Montgomery County, West Germantown Dev. Dist., 4.00%,
7/1/26  505 505
Montgomery County, West Germantown Dev. Dist., 4.00%,
7/1/27  1,000 1,000
Prince George's County Auth., Suitland-Naylor Road, 5.00%,
7/1/46 (2) 8,500 8,501
Prince George's County, Westphalia Town Center Project,
5.125%, 7/1/39 (2) 1,350 1,360
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/26  1,000 1,003
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/30  790 800
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/32  525 531
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/37  5,140 5,171

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/26  500 502
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/28  1,375 1,394
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/30  1,515 1,534
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/35  2,100 2,118
Rockville, Ingelside at King Farm, Series B, 4.25%, 11/1/37  1,000 969
Rockville, Ingelside at King Farm, Series B, 4.50%, 11/1/43  1,675 1,577
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  6,250 6,257
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/47  7,170 6,727
Town of Chestertown, Washington College, 6.25%, 3/1/45  5,000 5,199
Town of Chestertown, Washington College, 6.50%, 3/1/50  1,000 1,026
Town of Chestertown, Washington College, 6.50%, 3/1/55  4,000 4,073
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
3.00%, 4/1/47  8,995 7,067
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
3.125%, 4/1/35  280 279
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
4.00%, 4/1/41  3,295 3,324
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
4.00%, 4/1/42  3,435 3,454
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/28  1,875 1,894
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/29  1,950 1,981
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  1,500 1,502
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  5,100 4,955
Washington Suburban Sanitary Commission, 2.00%, 12/1/39  1,000 770
Washington Suburban Sanitary Commission, 4.25%, 6/1/47  14,850 14,827
Washington Suburban Sanitary Commission, 4.375%, 6/1/49  4,400 4,415
Washington Suburban Sanitary Commission, 4.50%, 6/1/46  4,065 4,198
Washington Suburban Sanitary Commission, 4.50%, 6/1/47  11,505 11,787
Washington Suburban Sanitary Commission, 5.00%, 6/1/44  4,685 5,130
Washington Suburban Sanitary Commission, Series A,
VRDN,BAN, 2.85%, 6/1/27  6,500 6,500
Washington Suburban Sanitary Commission, Series B,
VRDN,BAN, 2.85%, 6/1/27  2,700 2,700
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 2.25%, 6/1/41  3,710 2,866
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 3.00%, 6/1/44  6,395 5,425
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 3.00%, 6/1/47  3,000 2,391
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 3.00%, 6/1/48  1,000 783

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/46  5,000 4,972
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/51  8,000 7,658
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 5.00%, 6/1/35  2,225 2,227
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 5.00%, 6/1/41  1,700 1,860
Washington Suburban Sanitary Commission, Second Series,
4.50%, 6/1/46  1,205 1,245
Westminster, Lutheran Village at Millers Grant, Series A, 6.00%,
7/1/34  2,590 2,592
Westminster, Lutheran Village at Millers Grant, Series A,
6.125%, 7/1/39  2,520 2,521
Westminster, Lutheran Village at Millers Grant, Series A, 6.25%,
7/1/44  4,825 4,827
2,296,388
PUERTO RICO  5.5%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (8) 15,396 10,623
Puerto Rico Commonwealth, GO, VR, 11/1/51 (8) 8,213 5,770
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (2) 2,000 2,099
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (2) 1,000 1,041
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  2,709 1,974
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  4,935 4,943
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  5,717 5,698
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  4,024 3,973
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  1,000 1,016
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (9)
(10) 55 40
Puerto Rico Electric Power Auth., Series A, 6.75%, 7/1/36 (9)
(10) 4,690 3,471
Puerto Rico Electric Power Auth., Series A, 7.25%, 7/1/30 (9)
(10) 2,490 1,861
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/27 (9)
(10) 850 625
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/30 (9)
(10) 1,925 1,415

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (9)(10) 85 63
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (9)(10) 210 154
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (9)
(10) 270 198
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/21 (9)
(10) 895 658
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (9)
(10) 1,045 768
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (9)
(10) 340 250
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (9)
(10) 415 305
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (9)
(10) 55 40
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (9)
(10) 1,760 1,294
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (9)
(10) 45 33
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (9)
(10) 460 338
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (9)
(10) 225 165
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (9)
(10) 95 70
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (9)
(10) 255 187
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (9)
(10) 195 143
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (9)
(10) 65 48
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (9)
(10) 110 81
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/19 (9)
(10) 1,110 816
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (9)
(10) 90 66
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (9)
(10) 830 610
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (9)
(10) 240 176
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (9)
(10) 95 70
Puerto Rico Electric Power Auth., Revenue Bonds, Series ZZ,
5.25%, 7/1/24 (9)(10) 65 48

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  21,950 21,106
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  15,973 15,753
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  28,816 28,692
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.536%,
7/1/53  4,237 3,947
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.784%,
7/1/58  4,744 4,561
Puerto Rico Sales Tax Fin., Restructured, Series B-1, 4.75%,
7/1/53  1,150 1,106
Puerto Rico Sales Tax Fin., Restructured, Series B-1, Zero
Coupon, 7/1/46  4,613 1,684
Puerto Rico Sales Tax Fin., Restructured, Series B-2, 4.329%,
7/1/40  4,500 4,485
Puerto Rico Sales Tax Fin., Restructured Cofina, Series A-2,
4.329%, 7/1/40  5,748 5,729
138,193
Total Investments in Securities  99.2%
(Cost $2,509,811) $ 2,516,724
Other Assets Less Liabilities 0.8% 20,621
Net Assets 100.0% $ 2,537,345
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Insured by Assured Guaranty Incorporated
(2) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $90,091 and represents 3.6% of net assets.
(3) Insured by Financial Guaranty Insurance Company
(4) Escrowed to maturity
(5) Interest subject to alternative minimum tax.
(6) Insured by AMBAC Assurance Corporation
(7) Insured by Build America Mutual Assurance Company
(8) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(9) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
(10) Non-income producing
BAN Bond Anticipation Note
CDA Community Development Administration/Authority

T. ROWE PRICE Maryland Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
DOT Department of Transportation
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Maryland Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price State Tax-Free Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Maryland Tax-Free
Bond Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Maryland Tax-Free Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree

T. ROWE PRICE Maryland Tax-Free Bond Fund

of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On May 31, 2026 , all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F87-054Q1 05/26